Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Land	$ 68,243	$ 68,243
Buildings	29,314	30,006
Machinery and equipment	56,995	44,128
Furniture and fixtures	8,737	8,254
Leasehold and buildings improvement	9,057	8,680
Software	45,333	41,621
Total	217,679	200,932
Accumulated Depreciation	98,164	82,723
Prepayment and construction in progress	19,919	6,269
Property, Plant and Equipment, Net	139,434	124,478	$ 105,496
Software
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	41,503	35,143
Buildings
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	6,356	5,840
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	36,283	28,567
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	6,333	6,017
Leasehold and buildings improvement
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ 7,689	$ 7,156